Related party transactions	6 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Related party transactions
Note 19. Related party transactions

Parent entity
Iris Energy Limited is the ultimate parent entity.

Changes in key management personnel
There have been no new appointments made to key management personnel during the period.
Refer to note 18 which sets out the details of options which were granted to key management personnel during the period.

Other key management personnel transactions
Daniel Roberts and William Roberts are both entitled to receive an annual base salary of $545,834 each as approved by the Board in July 2022 and other standard employment benefits given to employees in Australia (such as annual leave, long service leave, personal/carers and compassionate leave). The salary increase is effective from the date of the IPO and, in addition, a one-off payment of $508,093 was made in July 2022 to each of them to compensate for a period of significantly reduced cash compensation up to April 2021.

Receivable from and payable to related parties
There were no trade receivables from or trade payables to related parties at the current and previous reporting date.

Loans to/from related parties
There were no loans to or from related parties at the current and previous reporting date.